Other operating income and expense	12 Months Ended
Dec. 31, 2017
Other operating income and expense
Other operating income and expense

15. Other operating income and expense

The details of other operating income and expenses are presented for the years reported in the tables below:

OTHER OPERATING INCOME

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Government grant income	120	75	322
Amortization of gain on sale and leaseback transactions	206	283	310
Recognition of deferred income due to early termination of sale and leaseback transactions	--	--	216
Reimbursement of transaction costs	254	127	108
Gains from foreign exchange transactions	135	645	863
Income from realized other comprehensive income	--	--	76
Other	286	287	235
Total	1,001	1,417	2,130

OTHER OPERATING EXPENSE

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Impairment loss on trade receivables	240	379	--
Restructuring of business in UK	--	--	471
Losses from foreign exchange transactions	1,585	2,077	210
Impairment of Goodwill	--	1,130	--
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest	--	256	--
Other	19	39	207
Total	1,844	3,881	888